Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Borrowed Funds

Borrowed funds are summarized as follows:

	December 31,
	2012		2011
	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)
Funds borrowed under repurchase agreements:
FHLB	$55,000	3.94%	$110,000	3.77%
Other brokers	—	—	140,000	4.00%

Total funds borrowed under repurchase agreements	55,000	3.94%	250,000	3.90%
Other borrowed funds:
FHLB advances	2,645,500	2.14%	2,005,486	2.68%
Other	5,152	1.92%	—	—%

Total Other borrowed funds:	2,650,652	2.14%	2,005,486	2.68%

Total borrowed funds	$2,705,652	2.18%	$2,255,486	2.81%

Borrowed Funds Scheduled Maturities

Borrowed funds had scheduled maturities as follows:

	December 31
	2012		2011
	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)
Within one year	$915,500	1.26%	$760,486	2.12%
One to two years	109,000	3.07%	240,000	3.90%
Two to three years	301,000	3.50%	105,000	3.08%
Three to four years	325,000	2.79%	300,000	3.50%
Four to five years	225,000	2.90%	325,000	2.79%
After five years	830,152	2.16%	525,000	2.90%

Total borrowed funds	$2,705,652	2.18%	$2,255,486	2.81%

Amortized Cost And Fair Value Of The Underlying Securities Used As Collateral For Securities Sold Under Agreements To Repurchase

The amortized cost and fair value of the underlying securities used as collateral for securities sold under agreements to repurchase are as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Amortized cost of collateral:
Mortgage-backed securities	$98,401	316,565

Total amortized cost of collateral	$98,401	316,565

Fair value of collateral:
Mortgage-backed securities	$102,673	330,315

Total fair value of collateral	$102,673	330,315